Income Taxes (Changes In Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of January 1	$ 15.1	$ 9.9	$ 8.1
Additions based on tax positions related to the current year	0.2	4.5	1.6
Additions for tax positions of prior years	0	1.3	1.0
Reductions for tax positions of prior years	(0.4)	(0.6)	0
Settlements and other	(0.4)	0	(0.8)
Balance as of December 31	$ 14.5	$ 15.1	$ 9.9